Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Indefinite-lived intangible assets:
Trade names	¥ 44,975	¥ 67,888
Asset management contracts	48,533	161,081
Others	12,126	5,312
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	105,634	234,281
Intangible assets subject to amortization:
Software	130,118	129,695
Customer relationships	143,963	155,807
Asset management contracts	98,014	0
Others	123,397	90,354
Finite-Lived Intangible Assets, Gross, Total	495,492	375,856
Accumulated amortization	(197,505)	(184,589)
Net	297,987	191,267
Intangible Assets, Net (Excluding Goodwill), Total	¥ 403,621	¥ 425,548